REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about revenues [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	2025 $	2024 $

Major goods/service lines
Software license	315,497	666,667
Timing of revenue recognition
Software license transferred over time	315,497	666,667